Inventories, net - Changes of the allowances for losses (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories, net
Opening balance	$ (86,938)	$ (194,507)	$ (265,435)
Additions, net		115,778
Reversals, net	(44,191)		(9,134)
Foreign currency translation	371	(9,717)	4,266
Uses	(768)	1,508	75,796
Closing balance	$ (131,526)	$ (86,938)	$ (194,507)